Schedule of maturities of lease liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Leases
2026		$ 178,413
2027
Total future minimum lease payments		178,413
Less imputed interest		(9,465)
Present value of operating lease liabilities		168,948	$ 376,010
Less: current portion	$ (87,797)	(168,948)	(240,090)
Long-term portion	$ 27,666		$ 135,920